FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
Disclosure of fair value of each investment designated as measured at fair value through other comprehensive income [text block]

NOTE 21: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2019 £m	2018 £m
Debt securities:
Government securities	13,098	18,971
Bank and building society certificates of deposit	–	118
Asset-backed securities:
Mortgage-backed securities	121	120
Other asset-backed securities	60	131
Corporate and other debt securities	11,051	5,151
	24,330	24,491
Treasury and other bills	535	303
Equity shares	227	21
Total financial assets at fair value through other comprehensive income	25,092	24,815

All assets were assessed at Stage 1 at 31 December 2018 and 2019.